UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05986

T. Rowe Price Index Trust, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2015

Item 1. Report to Shareholders

Small-Cap Index Fund	December 31, 2015

The views and opinions in this report were current as of December 31, 2015. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

REPORTS ON THE WEB

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Manager’s Letter

Fellow Shareholders

The Small-Cap Index Fund is a new T. Rowe Price passively managed fund. The fund is not open for direct purchase by outside investors. It is intended to be used by T. Rowe Price’s asset allocation strategies as an additional investment option, as our actively managed small-cap strategies are facing capacity constraints. Small-cap stocks lost ground in December and produced negative results in 2015.

The Small-Cap Index Fund returned -0.75% for the since-inception period ended December 31, 2015, versus -0.73% for the Russell 2000 Index. Fund performance will tend to slightly lag that of the benchmark due to operating and management expenses.

MARKET ENVIRONMENT

U.S. stocks generated mixed results in 2015, with large-cap shares producing modest gains while small- and mid-cap shares recorded losses. Among small-cap companies, growth stocks held up better than value. Equities benefited from steady economic and employment growth, but concerns about China’s decelerating economy and uncertainty regarding its policy responses led to a sell-off in the third quarter.

The U.S. economy expanded at a moderate pace in 2015, although growth remained stronger than in much of the world. After a modest annualized 0.6% increase in gross domestic product in the first quarter—in which economic activity was held back by unusually harsh winter weather and a labor dispute affecting West Coast ports—growth increased to 3.9% and 2.0% on an annualized basis in the second and third quarters, respectively. The U.S. labor market gained traction. The unemployment rate declined to 5.0% by December, the lowest level since April 2008, after starting the year at 5.6%, and employers added an average of 221,000 new jobs a month.

The economic picture was bright enough for the Federal Reserve to raise its target for short-term interest rates. On December 16, in its first rate increase in nine years, the Fed raised rates to a range of 0.25% to 0.50%. The Fed noted “considerable improvement in labor market conditions” in 2015 and expressed confidence that inflation would rise over the medium term to its 2% target. Even with higher rates, the Fed said that it is maintaining an accommodative monetary policy by keeping in place its practice of reinvesting principal payments from the Treasuries and mortgage-backed securities that it holds on its balance sheet.

A record level of corporate mergers and acquisitions along with generally accommodative monetary policies from the world’s central banks provided support for equity markets throughout the year. The energy and materials sectors suffered steep losses. OPEC’s decision not to cut global production and rising U.S. oil supplies pushed oil prices back to 11-year lows.

SUMMARY OF INVESTMENT STRATEGY

The fund will seek to match the investment return of small-capitalization U.S. stocks as reflected in the performance of the Russell 2000 Index, which will also serve as the fund’s primary benchmark. The fund will seek to employ a full replication strategy, which involves investing substantially all of its assets in all of the stocks in the Russell 2000 Index and seeking to maintain holdings of each stock in proportion to its weight in the index. The Russell 2000 is constructed by the Russell Investment Group and is designed to measure the performance of the small-cap segment of the U.S. equity universe.

PORTFOLIO HIGHLIGHTS

In line with the allocations in the index, financial stocks account for a significant portion of the fund’s investments. Information technology, health care, consumer discretionary, and industrials and business services are also notable components at the sector level. Health care company STERIS, software and technology provider Tyler Technologies, and Dyax, a biopharmaceutical firm, were the portfolio’s largest positions at the end of the year. The fund’s very brief period of operations does not allow for a meaningful discussion of performance drivers; we will address them in six months in the fund’s semiannual report. (Please refer to the fund’s portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)

OUTLOOK

After our reporting period ended, the U.S. stock market began the new year with its weakest January start on record. While further volatility is likely, there are reasons for cautious optimism about the prospects for equity returns overall, despite the challenging environment that the energy sector will continue to face.

Despite international headwinds, the U.S. economy seems poised to continue its growth trend. Although the pace of job gains may slow, continued healing in the labor market should bolster consumer spending. And a continuation of the global merger boom along with high levels of share buybacks could also support equity markets. In addition, U.S. fiscal policy is turning modestly stimulative. The Fed’s normalization of monetary policy is expected to proceed at a gradual pace, and the global monetary environment should remain supportive, as the European Central Bank, the Bank of Japan, and a number of emerging market countries continue to pursue accommodative policies. We remain focused on our role of replicating the structure and performance of the index to provide broad exposure to small-cap stocks.

Thank you for investing with T. Rowe Price.

Respectfully submitted,

Ken D. Uematsu
Chairman of the fund’s Investment Advisory Committee

January 21, 2016

The committee chairman has day-to-day responsibility for managing the fund and works with committee members in developing and executing the fund’s investment program.

RISKS OF INVESTING

As with all stock mutual funds, the fund’s share price can fall because of weakness in the stock market, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. Stocks of small companies are subject to more abrupt or erratic price movements than larger-company stocks. Small companies often have limited product lines, markets, or financial resources, and their managements may lack depth and experience. Such companies seldom pay significant dividends that could cushion returns in a falling market.

GLOSSARY

Gross domestic product: The total market value of all goods and services produced in a country in a given year.

Investment-weighted median market capitalization: The investment-weighted midpoint market capitalization (shares outstanding multiplied by current price) representing a typical security in a portfolio. An investment-weighted median represents the breakpoint where 50% of the values are above and 50% of the values are below based on portfolio weight.

Price-to-book ratio: A valuation measure that compares a stock’s market price with its book value; i.e., the company’s net worth divided by the number of outstanding shares.

Price-to-earnings (P/E) ratio: A valuation measure calculated by dividing the price of a stock by its reported earnings per share. The ratio is a measure of how much investors are willing to pay for the company’s earnings.

Projected earnings growth rate (IBES): A company’s expected earnings per share growth rate for a given time period based on the forecast from the Institutional Brokers’ Estimate System, which is commonly referred to as IBES.

Russell 2000 Index: An unmanaged index that tracks the stocks of 2,000 small U.S. companies.

Russell 2000 Growth Index: A market-weighted total return index that measures the performance of companies within the Russell 2000 Index having higher price/book value ratios and higher forecast growth rates.

Russell 2000 Value Index: An index that tracks the performance of small-cap stocks with higher price/book ratios and higher forecast growth values.

Note: Russell Investment Group is the source and owner of the trademarks, service marks, and copyrights related to the Russell indexes. Russell® is a trademark of Russell Investment Group.

Portfolio Highlights

TWENTY-FIVE LARGEST HOLDINGS

	Percent of Net Assets 12/31/15
STERIS	0.3%
Tyler Technologies	0.3
Dyax	0.3
CubeSmart	0.3
Manhattan Associates	0.3
Neurocrine Biosciences	0.3
Anacor Pharmaceuticals	0.3
Casey's General Stores	0.2
Vail Resorts	0.2
Piedmont Natural Gas	0.2
Ultragenyx Pharmaceutical	0.2
Berry Plastics	0.2
Investors Bancorp	0.2
MarketAxess Holdings	0.2
West Pharmaceutical Services	0.2
Guidewire Software	0.2
AmSurg	0.2
Highwoods Properties	0.2
EPAM Systems	0.2
First American Financial	0.2
Integrated Device Technology	0.2
Abiomed	0.2
Bank of the Ozarks	0.2
j2 Global	0.2
Post Holdings	0.2
Total	5.7%

Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

Performance and Expenses

Fund Expense Example

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Please note that the fund has two share classes: The Investor Class charges no distribution and service (12b-1) fee, and the I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an account service fee that is not included in the accompanying table. The account service fee is charged on a quarterly basis, usually during the last week of a calendar quarter, and applies to accounts with balances below $10,000 on the day of the assessment. The fee is charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee is charged and deducted from the proceeds. The fee applies to IRAs but not to retirement plans directly registered with T. Rowe Price Services or accounts maintained by intermediaries through NSCC® Networking. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds. You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/Par	$ Value
COMMON STOCKS 88.4%		
CONSUMER DISCRETIONARY 11.9%		
Auto Components 1.0%		
American Axle & Manufacturing Holdings (1)	200	4
Cooper Tire	150	6
Cooper-Standard Holding (1)	30	2
Dana Holding	400	5
Dorman Products (1)	70	3
Drew Industries	60	4
Federal-Mogul (1)	100	1
Fox Factory Holding (1)	40	1
Gentherm (1)	90	4
Metaldyne Performance	30	1
Modine Manufacturing (1)	100	1
Motorcar Parts of America (1)	50	2
Standard Motor Products	50	2
Stoneridge (1)	100	1
Strattec Security	10	1
Superior Industries International	100	2
Tenneco (1)	160	7
Tower International	50	1
		48
Automobiles 0.0%		
Winnebago	100	2
		2
Distributors 0.3%		
Core-Mark Holding	60	5
Pool	110	8
Voxx International (1)	100	1
Weyco Group	20	1
		15

Diversified Consumer Services 0.9%		
2U (1)	70	2
American Public Education (1)	40	1
Apollo Education (1)	200	1
Ascent Capital Group (1)	30	1
Bright Horizons Family Solutions (1)	100	7
Capella Education	30	1
Career Education (1)	200	1
Carriage Services	40	1
Chegg (1)	200	1
Devry Education	160	4
Grand Canyon Education (1)	120	5
Houghton Mifflin Harcourt (1)	400	9
K12 (1)	100	1
LifeLock (1)	200	3
Regis (1)	100	1
Sotheby's	160	4
Strayer Education (1)	30	2
Universal Technical Institute	100	—
Weight Watchers (1)	70	2
		47
Hotels, Restaurants & Leisure 2.9%		
Belmond (1)	300	3
Biglari Holdings (1)	4	1
BJ's Restaurants (1)	60	3
Bloomin Brands	300	5
Bob Evans Farms	60	2
Boyd Gaming (1)	200	4
Buffalo Wild Wings (1)	50	8
Caesars Acquisition, Class A (1)	100	1
Caesars Entertainment (1)	100	1
Carrols Restaurant Group (1)	100	1
Churchill Downs	30	4

Chuy's Holdings (1)	40	1
ClubCorp Holdings	100	2
Cracker Barrel Old Country Store	50	6
Dave & Buster s Entertainment (1)	60	3
Del Frisco S Restaurant (1)	100	2
Denny's (1)	200	2
Diamond Resorts International (1)	110	3
DineEquity	40	3
Eldorado Resorts (1)	100	1
Fiesta Restaurant (1)	70	2
Habit Restaurants (1)	30	1
International Speedway, Class A	70	2
Interval Leisure	100	2
Intrawest Resorts Holdings (1)	100	1
Isle of Capri Casinos (1)	100	1
Jack in the Box	100	8
Krispy Kreme (1)	200	3
La Quinta Holdings (1)	240	3
Marcus	50	1
Marriott Vacations Worldwide	70	4
Monarch Casino & Resort (1)	30	1
Morgans Hotel (1)	100	—
Papa John's International	70	4
Penn National Gaming (1)	200	3
Pinnacle Entertainment (1)	160	5
Planet Fitness, Class A (1)	40	1
Popeyes Louisiana Kitchen (1)	60	4
Potbelly (1)	100	1
Red Robin Gourmet Burgers (1)	40	2
Ruby Tuesday (1)	200	1
Ruth's Hospitality Group	100	2
Scientific Games, Class A (1)	100	1
SeaWorld Entertainment	200	4
Shake Shack, Class A (1)	20	1

Sonic	130	4
Texas Roadhouse	180	6
The Cheesecake Factory	130	6
Vail Resorts	90	12
Zoe's Kitchen (1)	50	1
		143

Household Durables 1.2%

Bassett Furniture	30	1
Beazer Homes USA (1)	100	1
Calatlantic	200	7
Cavco Industries (1)	20	2
Century Communities (1)	40	1
CSS Industries	20	1
Ethan Allen Interiors	70	2
Flexsteel Industries	20	1
Green Brick Partners (1)	100	1
Helen of Troy Limited (1)	70	7
Hooker Furniture	30	1
Hovnanian Enterprises (1)	300	1
Installed Building Products (1)	50	1
iRobot (1)	80	3
KB Home	200	2
La-Z-Boy	130	3
LGI Homes (1)	40	1
Libbey	60	1
M/I Homes (1)	100	2
MDC Holdings	100	2
Meritage (1)	100	3
NACCO Industries	10	—
Skullcandy (1)	100	—
Taylor Morrison Home, Class A (1)	100	2
Tri Pointe (1)	400	5
Universal Electronics (1)	40	2

WCI Communities (1)	40	1
William Lyon Homes (1)	100	2
ZAGG (1)	100	1
		57

Internet & Catalog Retail 0.5%

1-800-Flowers.com (1)	100	1
Blue Nile (1)	30	1
Duluth Holdings (1)	20	—
Etsy (1)	100	1
EVINE Live (1)	100	—
FTD (1)	50	1
HSN	80	4
Lands End (1)	40	1
Liberty TripAdvisor Holdings, Class A (1)	190	6
Nutri/System	100	2
PetMed Express	100	2
Shutterfly (1)	100	5
Wayfair, A Shares (1)	50	2
		26

Leisure Products 0.2%

Arctic Cat	30	—
Black Diamond (1)	100	—
Callaway Golf	200	2
JAKKS Pacific (1)	100	1
Johnson Outdoors, Class A	10	—
Nautilus Group (1)	100	2
Performance Sports (1)	100	1
Smith & Wesson Holding (1)	140	3
Sturm Ruger & Company	50	3
		12

Media 1.5%

AMC Entertainment Holdings	50	1

Carmike Cinemas (1)	100	2
Central European Media Enterprises (1)	200	1
Crown Media Holdings, Class A (1)	100	1
Cumulus Media, Class A (1)	400	—
DreamWorks Animation, Class A (1)	200	5
Entercom Communications (1)	100	1
Entravision Communications, Class A	200	2
Eros International (1)	100	1
EW Scripps, Class A	200	4
Global Eagle Entertainment (1)	100	1
Gray Television (1)	200	3
Harte-Hanks	100	—
IMAX (1)	160	6
Journal Media	100	1
Loral Space & Communications (1)	30	1
MDC Partners	100	2
Media General, Class A (1)	250	4
Meredith	90	4
National Cinemedia	200	3
New Media Investment	100	2
New York Times, Class A	400	5
Nexstar Broadcasting	80	5
Reading International (1)	40	1
Rentrak (1)	30	1
Saga Communications	10	—
Scholastic	70	3
SFX Entertainment (1)	100	—
Sinclair Broadcasting, Class A	170	6
Sizmek (1)	100	—
Time	300	5
Tribune Publishing	100	1
World Wrestling Entertainment	100	2
		74

Multiline Retail 0.3%

Big Lots	130	5
Burlington Stores (1)	190	8
Fred's	100	1
Tuesday Morning (1)	100	1
		15

Specialty Retail 2.4%

Abercrombie & Fitch	180	5
America's Car-Mart (1)	20	1
American Eagle Outfitters	500	8
Asbury Automotive Group (1)	70	5
Ascena Retail Group (1)	400	4
Barnes & Noble	100	1
Barnes & Noble Education (1)	100	1
bebe stores	100	—
Buckle	70	2
Caleres	110	3
Cato, Class A	70	2
Chico's	400	4
Children s Place	50	3
Christopher & Banks (1)	100	—
Citi Trends	40	1
Conns (1)	70	2
Destination XL (1)	100	1
Express (1)	200	3
Five Below (1)	140	4
Francesca's Holdings (1)	100	2
Genesco (1)	60	3
Group One Automotive	60	4
Guess	200	4
Haverty Furniture	50	1
Hibbett Sports (1)	60	2
Kirkland's	40	1

Lithia Motors, Class A	60	6
Lumber Liquidators (1)	100	2
MarineMax (1)	100	2
Mattress Firm (1)	50	2
Men's Wearhouse	100	1
Monro Muffler Brake	80	5
Outerwall	50	2
Party City Holdco (1)	100	1
Pep Boys (1)	140	2
Pier 1 Imports	200	1
Rent-A-Center	140	2
Restoration Hardware Holdings (1)	90	7
Select Comfort (1)	130	3
Shoe Carnival	40	1
Sonic Automotive	80	2
Stage Stores	100	1
Stein Mart	100	1
The Finish Line, Class A	100	2
Tile Shop Holdings (1)	100	2
Vitamin Shoppe (1)	80	3
Winmark	10	1
Zumiez (1)	100	1
		117

Textiles, Apparel & Luxury Goods 0.7%

Columbia Sportswear	70	3
Crocs (1)	200	2
Culp	30	1
Deckers Outdoor (1)	80	4
G-III Apparel (1)	100	4
Iconix Brand Group (1)	100	1
Movado Group	40	1
Oxford Industries	40	2
Perry Ellis International (1)	30	1

Steven Madden (1)	140	4
Tumi Holdings (1)	140	2
Unifi (1)	40	1
Vera Bradley (1)	100	2
Wolverine World Wide	300	5
		33
Total Consumer Discretionary		589

CONSUMER STAPLES 3.0%

Beverages 0.2%

Boston Beer, Class A (1)	20	4
Castle Brands (1)	200	—
Coca-Cola Bottling	10	2
MGP Ingredients	30	1
National Beverage (1)	30	1
		8

Food & Staples Retailing 0.8%

Andersons	70	2
Casey's General Stores	100	12
Chefs Warehouse (1)	100	2
Fairway Group Holdings (1)	100	—
Fresh Market (1)	110	2
Ingles Markets, Class A	40	2
Performance Food (1)	50	1
PriceSmart	50	4
Smart & Final Stores (1)	100	2
Spartannash	100	2
SUPERVALU (1)	700	5
United Natural Foods (1)	130	5
Village Super Market	20	1
Weis Markets	30	1
		41

Food Products 1.5%

Alico	10	—
B&G Foods, Class A	150	5
Boulder Brands (1)	100	1
Cal-Maine Foods	80	4
Calavo Growers	40	2
Darling Ingredients (1)	400	4
Dean Foods	240	4
Diamond Foods (1)	70	3
Farmer Bros. (1)	20	1
Fresh Del Monte Produce	90	3
Freshpet (1)	100	1
Inventure Foods (1)	100	1
J & J Snack Foods	40	5
John B Sanfilippo & Son	20	1
Lancaster Colony	50	6
Landec (1)	100	1
Omega Protein (1)	60	1
Post Holdings (1)	160	10
Sanderson Farms	60	5
Seaboard (1)	1	3
Seneca Foods (1)	20	1
Snyders-Lance	130	4
Tootsie Roll Industries	50	1
TreeHouse Foods (1)	110	9
		76

Household Products 0.2%

Central Garden & Pet, Class A (1)	100	1
Hrg (1)	200	3
Oil-Dri	10	—
Orchids Paper Products	20	1

WD-40	40	4
		9
Personal Products 0.1%		
Elizabeth Arden (1)	100	1
Inter Parfums	40	1
Medifast	30	1
Natural Health Trends	20	1
Nutraceutical International (1)	20	1
Revlon, Class A (1)	30	1
Synutra International (1)	100	—
USANA Health Sciences (1)	20	2
		8
Tobacco 0.2%		
Universal	60	4
Vector Group	220	5
		9
Total Consumer Staples		151
ENERGY 2.4%		
Energy Equipment & Services 0.8%		
Archrock	200	1
Atwood Oceanics	200	2
Basic Energy Services (1)	100	—
Bristow Group	90	2
C&J Energy Services (1)	200	1
CARBO Ceramics	100	2
Era (1)	100	1
Exterran (1)	100	2
Fairmount Santrol Holdings (1)	200	—
Forum Energy Technologies (1)	200	2
Gulfmark Offshore (1)	100	—

Helix Energy Solutions Group (1)	300	2
Hornbeck Offshore Services (1)	100	1
ION Geophysical (1)	400	—
Key Energy Services (1)	400	—
Matrix Service (1)	100	2
McDermott International (1)	600	2
Natural Gas Services (1)	30	1
Newpark Resources (1)	200	1
Nordic American offshore	100	1
North Atlantic Drilling (1)	20	—
Oil States International (1)	130	4
Parker Drilling (1)	300	1
PHI (1)	30	—
Pioneer Energy Services (1)	200	—
RigNet (1)	30	1
SEACOR Holdings (1)	50	3
Seventy Seven Energy (1)	200	—
Tesco	100	1
TETRA Technologies (1)	200	2
Tidewater	100	1
Unit (1)	100	1
US Silica Holdings	140	3
		40

Oil, Gas & Consumable Fuels 1.6%

Abraxas Petroleum (1)	200	—
Adams Resources & Energy	10	—
Alon USA Energy	100	2
Approach Resources (1)	100	—
Ardmore Shipping	50	1
Bill Barrett (1)	100	—
Bonanza Creek Energy (1)	100	1
Callon Petroleum (1)	200	2
Carrizo Oil & Gas (1)	150	4

Clayton Williams Energy (1)	20	1
Cloud Peak Energy (1)	200	—
Delek US Holdings	150	4
DHT Holdings	200	2
Dorian LPG (1)	100	1
Energy Fuels (1)	100	—
Energy XXI	200	—
Evolution Petroleum	100	1
Exco Resources (1)	400	1
Frontline	300	1
Gastar Exploration (1)	200	—
Green Plains	100	2
Halcon Resources (1)	200	—
Jones Energy (1)	100	—
Matador Resources (1)	200	4
Navios Maritime Aquisition	200	1
Nordic American Tanker	200	3
Northern Oil & Gas (1)	200	1
Oasis Petroleum (1)	400	3
Pacific Ethanol (1)	100	1
Panhandle Oil & Gas	40	1
Par Pacific Holdings (1)	40	1
Parsley Energy (1)	240	4
PDC Energy (1)	100	5
Peabody Energy	100	1
Penn Virginia (1)	200	—
Renewable Energy (1)	100	1
Rex Energy (1)	100	—
Rex Stores Resources (1)	20	1
Ring Energy (1)	100	1
RSP Permian (1)	170	4
Sanchez Energy (1)	100	—
SandRidge Energy (1)	1,100	—
Scorpio Tankers	500	4

SemGroup	110	3
Ship Finance International	200	3
Solazyme (1)	200	1
Stone Energy (1)	200	1
Synergy Resources (1)	300	3
TransAtlantic Petroleum (1)	100	—
Triangle Petroleum (1)	100	—
Ultra Petroleum (1)	400	1
Uranium Energy (1)	300	—
W&T Offshore (1)	100	—
Western Refining	180	6
		77
Total Energy		117

FINANCIALS 22.7%

Banks 8.3%

1st Source	40	1
Allegiance Bancshares (1)	10	—
American National Bankshares	20	1
Ameris Bancorp	80	3
Ames National	20	—
Arrow Financial	30	1
Banc First	20	1
Banc of California	100	1
Banco Latinoamericano de Comercio	80	2
Bancorp (1)	100	1
Bancorp South	250	6
Bank of Marin Bancorp	20	1
Bank of the Ozarks	200	10
Banner	50	2
Bar Harbor Bankshares	20	1
BBCN Bancorp	200	3
Berkshire Hills Bancorp	80	2

Blue Hills Bancorp	100	2
BNC Bancorp	70	2
Boston Private Financial	200	2
Bridge Bancorp	40	1
Bryn Mawr Bank	50	1
C1 Financial (1)	20	—
Camden National	20	1
Capital Bank Financial, Class A	60	2
Cardinal Financial	80	2
Cascade Bancorp (1)	100	1
Cathay Bancorp	210	7
Centerstate Banks	100	2
Central Pacific Financial	100	2
Century Bancorp, Class A	10	—
Chemical Financial	90	3
Citizens & Northern	30	1
City Holding Company	40	2
CNB Financial Corp	40	1
Cobiz Financial	100	1
Columbia Banking System	150	5
Community Bank System	110	4
Community Trust Bancorp	40	1
ConnectOnc Bancorp	100	2
CU Bancorp (1)	40	1
Customers Bancorp (1)	70	2
CVB Financial	300	5
Eagle Bancorp (1)	80	4
Enterprise Bancorp	20	—
Enterprise Financial Services	50	1
Farmers Capital Bank (1)	20	1
FCB Financial Holdings, Class A (1)	70	2
Fidelity Southern	50	1
Financial Institutions	40	1
First Bancorp	30	1

First Bancorp North Carolina	100	2
First BanCorp-Puerto Rico (1)	300	1
First Busey	100	2
First Business Financial Services	20	1
First Citizens BancShares	20	5
First Commonwealth Financial	200	2
First Community	40	1
First Connecticut Bancorp	40	1
First Financial	30	1
First Financial Bancorp	200	4
First Financial Bankshares	170	5
First Interstate BancSystem	50	1
First Merchants	100	3
First Midwest Bancorp	200	4
First Nbc Bank Holding (1)	40	1
First of Long Island	30	1
FirstMerit	430	8
Flushing Financial	100	2
FNB	500	7
Franklin Financial Network (1)	10	—
Fulton Financial	500	6
German American Bancorp	30	1
Glacier Bancorp	200	5
Great Southern Bancorp	30	1
Great Western Bancorp	110	3
Guaranty Bancorp	40	1
Hampton Roads Bankshares (1)	100	—
Hancock Holding	200	5
Hanmi Financial	80	2
Heartland Financial USA	50	2
Heritage Commerce	100	1
Heritage Financial	100	2
Heritage Oaks Bancorp	100	1
Hilltop Holdings (1)	200	4

Home Bancshares	150	6
HomeTrust Bancshares (1)	100	2
Horizon Bancorp	30	1
IBERIABANK	100	5
Independent Bank	70	3
Independent Bank	100	1
Independent Bank	30	1
International Bancshares	140	4
Investors Bancorp	900	11
Lakeland Bancorp	100	1
Lakeland Financial	40	2
Legacytexas Financial	120	3
Mainsource Financial	60	1
MB Financial	200	6
Mercantile Bank	40	1
Merchants Bancshares	10	—
Metro Bancorp	30	1
MidWestOne Financial	20	1
National Bankshares	20	1
National Commerce (1)	20	1
National Penn Bancshares	400	5
NBT Bancorp	120	3
NewBridge Bancorp	100	1
OFG Bancorp	100	1
Old National Bancorp	300	4
Old Second Bancorp (1)	100	1
Opus Bank	30	1
Pacific Continental	100	1
Pacific Premier Bancorp (1)	60	1
Park National	30	3
Park Sterling	100	1
Peapack-Gladstone Financial	40	1
Penns Woods Bancorp	10	—
Peoples Financial Services	20	1

Pinnacle Financial Partners	90	5
Preferred Bank	30	1
PrivateBancorp	200	8
Prosperity Bancshares	180	9
QCR Holdings	30	1
Renasant	110	4
Republic Bancorp, Class A	30	1
S&T Bancorp	90	3
Sandy Spring Bancorp	70	2
Seacoast Banking (1)	100	1
ServisFirst Bancshares	60	3
Simmons First National, Class A	80	4
South State	60	4
Southside Bancshares	70	2
Southwest Bancorp of Oklahoma	100	2
State Bank Financial	90	2
Sterling Bancorp	300	5
Stock Yards Bancorp	40	1
Stonegate Bank	30	1
Suffolk Bancorp	30	1
Talmer Bancorp, Class A	130	2
Texas Capital Bancshares (1)	120	6
Tompkins Financial	40	2
Towne Bank	120	2
TriCo Bancshares	60	2
Tristate Capital Holdings (1)	100	1
Triumph Bancorp (1)	40	1
Trustmark	180	4
UMB Financial	100	5
Umpqua Bank	600	10
Union Bankshares	120	3
United Bankshares	180	7
United Community Banks	140	3
Univest	100	2

Valley National Bancorp	600	6
Washington Trust Bancorp	40	2
Webster Financial	240	9
WesBanco	100	3
West Bancorporation	40	1
Western Alliance Bancorp (1)	220	8
Wilshire Bancorp	200	2
Wintrust Financial	120	6
Yadkin Financial	70	2
		411

Capital Markets 1.3%

Arlington Asset Investment	100	1
Associated Capital (1)	20	1
BGC Partners	500	5
Cohen & Steers	50	2
Cowen (1)	300	1
Diamond Hill Investment	10	2
Evercore Partners	90	5
Financial Engines	130	4
GAMCO Investors	20	1
Greenhill	80	2
HFF	100	3
Houlihan Lokey	30	1
INTL FCStone (1)	40	1
Investment Technology Group	100	2
Janus Capital Group	400	6
KCG Holdings (1)	100	1
Ladenburg Thalmann Financial Services (1)	300	1
Moelis	50	1
OM Asset Management	100	2
Piper Jaffray (1)	40	2
RCS Capital (1)	200	—
Safeguard Scientifics (1)	100	1

Stifel Financial (1)	170	7
Virtu Financial, Class A	100	2
Virtus Investment Partners	20	2
Westwood Holdings Group	20	1
WisdomTree Investments	300	5
		62

Consumer Finance 0.3%

Cash America International	70	2
Encore Capital (1)	70	2
Enova International (1)	100	1
EZCORP, Class A (1)	100	—
First Cash (1)	70	3
Green Dot, Class A (1)	100	2
Nelnet, Class A	60	2
Pra (1)	120	4
World Acceptance (1)	20	1
		17

Diversified Financial Services 0.3%

FNFV (1)	200	2
GAIN Capital Holdings	100	1
MarketAxess Holdings	100	11
Newstar Financial (1)	100	1
PICO Holdings (1)	100	1
Tiptree Financial	100	1
		17

Insurance 2.1%

Ambac Financial (1)	100	1
American Equity Investment Life	210	5
Amerisafe	50	2
Argo Group International Holdings	70	4
Baldwin & Lyons, Class B	30	1
Citizens (1)	100	1

CNO Financial Group	500	9
Crawford, Class B	100	1
EMC Insurance Group	20	1
Employers Holdings	80	2
Enstar (1)	20	3
FBL Financial, Class A	20	1
Federated National Holding	40	1
Fidelity & Guaranty Life	30	1
First American Financial	280	10
Global Indemnity Plc (1)	20	1
Greenlight Capital Re, Class A (1)	100	2
Hci	20	1
Heritage Insurance Holdings	60	1
Horace Mann Educators	110	4
James River Group Holdings	30	1
Kemper	110	4
Maiden Holdings	100	1
MBIA (1)	400	3
National General Holdings	100	2
National Interstate	20	1
National Western Life, Class A	6	1
Navigators Group (1)	30	2
OneBeacon Insurance Group, Class A	100	1
Primerica	130	6
RLI	110	7
Safety Insurance Group	40	2
Selective Insurance	150	5
State Auto Financial	40	1
State National	100	1
Stewart Information Services	60	2
Symetra Financial	190	6
Third Point Reinsurance (1)	200	3
United Fire Group	50	2
United Insurance Holdings	40	1

Universal Insurance Holdings	80	2
		106
Real Estate Investment Trusts 8.1%		
Acadia Realty Trust, REIT	180	6
AG Mortgage Investment Trust, REIT	100	1
Agree Realty, REIT	40	1
Alexanders, REIT	5	2
Altisource Residential	150	2
American Assets Trust, REIT	100	4
American Capital Mortgage Investment, REIT	100	1
American Residential Properties	100	2
Anworth Mortgage Asset, REIT	300	1
Apollo Commercial Real Estate Finance, REIT	200	3
Apollo Residential Mortgage, REIT	100	1
Ares Commercial Real Estate, REIT	100	1
Armada Hoffler Properties, REIT	100	1
ARMOUR Residential REIT, REIT	100	2
Ashford Hospitality Prime, REIT	100	2
Ashford Hospitality Trust, REIT	200	1
Campus Crest Communities, REIT (1)	200	1
Capstead Mortgage, REIT	200	2
CareTrust REIT, REIT	100	1
CatchMark Timber Trust, Class A, REIT	100	1
Cedar Realty Trust, REIT	200	1
Chatham Lodging Trust, REIT	100	2
Chesapeake Lodging Trust, REIT	150	4
Colony Capital, REIT	300	6
Colony Starwood Homes, REIT	100	2
CoreSite Realty, REIT	60	3
Cousins Properties, REIT	600	6
CubeSmart, REIT	430	13
CyrusOne, REIT	170	6
CYS Investments, REIT	400	3

DCT Industrial Trust, REIT	230	9
DiamondRock Hospitality, REIT	500	5
DuPont Fabros Technology, REIT	160	5
Dynex Capital, REIT	100	1
Easterly Government Properties, REIT	40	1
EastGroup Properties, REIT	80	5
Education Realty Trust, REIT	120	5
EPR Properties, REIT	150	9
Equity One, REIT	190	5
FelCor Lodging Trust, REIT	400	3
First Industrial Realty, REIT	290	6
First Potomac Realty Trust, REIT	200	2
Franklin Street Properties, REIT	200	2
Getty Realty, REIT	100	2
Gladstone Commercial, REIT	100	2
Government Properties Income Trust, REIT	200	3
Gramercy Property Trust, REIT	1,078	8
Hannon Armstrong Sustainable Infrastructure	100	2
Hatteras Financial, REIT	250	3
Healthcare Realty Trust, REIT	260	7
Hersha Hospitality Trust, Class A, REIT	130	3
Highwoods Properties, REIT	240	11
Hudson Pacific Properties, REIT	190	5
Independence Realty Trust, REIT	100	1
InfraREIT, REIT	100	2
Inland Real Estate, REIT	200	2
Invesco Mortgage Capital, REIT	300	4
Investors Real Estate Trust, REIT	300	2
iStar, REIT (1)	200	2
Kite Realty Group Trust, REIT	220	6
Ladder Capital, Class A, REIT	100	1
LaSalle Hotel Properties, REIT	290	7
Lexington Realty Trust, REIT	500	4
LTC Properties, REIT	90	4

Mack-Cali Realty, REIT	230	5
Medical Properties Trust, REIT	600	7
Monmouth Real Estate Investment Trust, Class A, REIT	200	2
Monogram Residential Trust, REIT	400	4
National Health Investors, REIT	100	6
National Storage Affiliates Trust, REIT	100	2
New Residential Investment, REIT	600	7
New Senior Investment, REIT	200	2
New York Mortgage Trust, REIT	300	2
New York REIT, REIT	400	5
NexPoint Residential Trust, REIT	100	1
One Liberty Properties, REIT	30	1
Orchid Island Capital, REIT	100	1
Parkway Properties, REIT	200	3
Pebblebrook Hotel Trust, REIT	180	5
Pennsylvania REIT, REIT	200	4
PennyMac Mortgage Investment Trust, REIT	200	3
Physicians Realty Trust,REIT	200	3
Potlatch, REIT	100	3
Preferred Apartment Communities, Class A, REIT	100	1
PS Business Parks, REIT	50	4
QTS Realty Trust, Class A, REIT	70	3
RAIT Financial Trust, REIT	200	1
Ramco-Gershenson Properties, REIT	200	3
Redwood Trust, REIT	200	3
Resource Capital, REIT	100	1
Retail Opportunity Investments, REIT	300	5
Rexford Industrial Realty, REIT	100	2
RLJ Lodging Trust, REIT	340	7
Rouse Properties, REIT	100	2
Ryman Hospitality Properties, REIT	110	6
Sabra Health Care REIT, REIT	200	4
Saul Centers, REIT	20	1
Select Income REIT	200	4

Silver Bay Realty Trust, REIT	100	2
Sovran Self Storage, REIT	90	10
STAG Industrial, REIT	200	4
STORE Capital, REIT	100	2
Summit Hotel Properties, REIT	200	2
Sun Communities, REIT	120	8
Sunstone Hotel Investors, REIT	500	6
Terreno Realty, REIT	110	3
The GEO Group, REIT	190	6
UMH Properties, REIT	100	1
United Development Funding IV, REIT	100	1
Universal Health Realty Income Trust, REIT	30	2
Urban Edge Properties, REIT	230	5
Urstadt Biddle Properties, Class A, REIT	100	2
Washington Real Estate Investment Trust, REIT	180	5
Western Asset Mortgage Capital, REIT	100	1
Whitestone REIT	100	1
Xenia Hotels & Resorts, REIT	300	5
		400

Real Estate Management & Development 0.4%

Alexander & Baldwin	130	4
Altisource Portfolio Solutions (1)	30	1
Consolidated-Tomoka Land	10	1
Forestar Group (1)	100	1
FRP Holdings (1)	20	1
Kennedy-Wilson Holdings	240	6
Marcus & Millichap (1)	40	1
RE/MAX Holdings, Class A	30	1
RMR, Class A (1)	5	—
St. Joe (1)	140	2
Tejon Ranch (1)	40	1
		19

Thrifts & Mortgage Finance 1.9%

Anchor BanCorp Wisconsin (1)	20	1
Astoria Financial	200	3
Bank Mutual	100	1
BankFinancial	50	1
Beneficial Bancorp (1)	200	3
BofI Holding (1)	200	4
Brookline Bancorp	200	2
BSB Bancorp (1)	20	—
Capitol Federal Financial	400	5
Dime Community Bancshares	100	2
Essent (1)	140	3
EverBank Financial	300	5
Federal Agricultural Mortgage	30	1
First Defiance Financial	20	1
Flagstar Bancorp (1)	50	1
HomeStreet (1)	100	2
Kearny Financial	200	2
LendingTree (1)	20	2
Meridian Bancorp	140	2
Meta Financial	20	1
MGIC Investment (1)	900	8
Nationstar Mortgage Holdings (1)	100	1
NMI Holdings (1)	100	1
Northfield Bancorp	100	1
Northwest Bancshares	300	4
OceanFirst Financial	30	1
Ocwen Financial (1)	300	2
Oritani Financial	100	2
PHH (1)	100	1
Provident Financial Services	200	4
Radian	500	7
Territorial Bancorp	20	1

Trustco Bank	300	2
United Community Financial	100	1
United Financial Bancorp	130	2
Walker & Dunlop (1)	70	2
Walter Investment Management (1)	100	1
Washington Federal	250	6
Waterstone Financial	100	1
WSFS Financial	80	2
		92
Total Financials		1,124

HEALTH CARE 14.5%

Biotechnology 5.7%

ACADIA Pharmaceuticals (1)	210	7
Acceleron Pharma (1)	60	3
Achillion Pharmaceuticals (1)	300	3
Acorda Therapeutics (1)	110	5
Aduro Biotech (1)	20	1
Advaxis (1)	100	1
Aegerion Pharmaceuticals (1)	100	1
Agenus (1)	200	1
Aimmune Therapeutics (1)	30	1
Akebia Therapeutics (1)	100	1
Alder Biopharmaceuticals (1)	60	2
AMAG Pharmaceuticals (1)	90	3
Amicus Therapeutics (1)	300	3
Anacor Pharmaceuticals (1)	110	12
Anthera Pharmaceuticals (1)	100	—
Ardelyx (1)	40	1
Arena Pharmaceuticals (1)	600	1
ARIAD Pharmaceuticals (1)	400	2
Array BioPharma (1)	400	2
Arrowhead Research (1)	200	1

Atara Biotherapeutics (1)	50	1
Avalanche Biotechnologies (1)	100	1
Axovant Sciences (1)	40	1
BioCryst Pharmaceuticals (1)	200	2
BioSpecifics Technologies (1)	10	—
BioTime (1)	200	1
Blueprint Medicines (1)	30	1
Cara Therapeutics (1)	100	2
Catalyst Pharmaceuticals (1)	200	—
Celldex Therapeutics (1)	300	5
Cepheid (1)	180	7
ChemoCentryx (1)	100	1
Chimerix (1)	120	1
Clovis Oncology (1)	70	2
Coherus Biosciences (1)	60	1
Concert Pharmaceuticals (1)	40	1
CorMedix (1)	100	—
CTI BioPharma (1)	500	1
Curis (1)	300	1
Cytokinetics (1)	100	1
CytRx (1)	200	1
Dimension Therapeutics (1)	20	—
Dyax (1)	380	14
Dynavax Technologies (1)	100	2
Eagle Pharmaceuticals (1)	20	2
Emergent BioSolutions (1)	80	3
Enanta Pharmaceuticals (1)	40	1
Epizyme (1)	100	2
Esperion Therapeutics (1)	40	1
Exact Sciences (1)	300	3
Exelixis (1)	600	3
Fibrocell Science (1)	100	—
FibroGen (1)	130	4
Five Prime Therapeutics (1)	60	2

Flexion Therapeutics (1)	40	1
Galena Biopharma (1)	500	1
Genocea Biosciences (1)	100	1
Genomic Health (1)	50	2
Geron (1)	400	2
Global Blood Therapeutics (1)	20	1
Halozyme Therapeutics (1)	300	5
Heron Therapeutics (1)	80	2
Idera Pharmaceuticals (1)	200	1
Ignyta (1)	100	1
ImmunoGen (1)	200	3
Immunomedics (1)	300	1
Infinity Pharmaceuticals (1)	100	1
Inovio Pharmaceuticals (1)	200	1
Insmed (1)	200	4
Insys Therapeutics (1)	60	2
Ironwood Pharmaceuticals (1)	300	3
Karyopharm Therapeutics (1)	100	1
Keryx Biopharmaceuticals (1)	300	1
Kite Pharma (1)	80	5
La Jolla Pharmaceutical (1)	40	1
Lexicon Pharmaceuticals (1)	100	1
Ligand Pharmaceuticals, Class B (1)	50	5
Lion Biotechnologies (1)	100	1
Loxo Oncology (1)	20	1
MacroGenics (1)	80	2
MannKind (1)	700	1
Merrimack Pharmaceuticals (1)	300	2
Mimedx (1)	300	3
Mirati Therapeutics (1)	30	1
Momenta Pharmaceuticals (1)	200	3
Myriad Genetics (1)	180	8
Navidea Biopharmaceuticals (1)	400	1
Neurocrine Biosciences (1)	220	12

NewLink Genetics (1)	60	2
Northwest Biotherapeutics (1)	100	—
Novavax (1)	700	6
Ocata Therapeutics (1)	100	1
OncoMed Pharmaceuticals (1)	40	1
Oncothyreon (1)	300	1
Ophthotech (1)	60	5
Orexigen Therapeutics (1)	300	1
Organovo Holdings (1)	300	1
Osiris therapeutics	100	1
Otonomy (1)	40	1
OvaScience (1)	100	1
PDL BioPharma	400	1
Peregrine Pharmaceuticals (1)	600	1
Progenics Pharmaceuticals (1)	200	1
Prothena (1)	80	5
PTC Therapeutics (1)	90	3
Radius Health (1)	90	6
Raptor Pharmaceutical (1)	200	1
REGENXBIO (1)	20	—
Regulus Therapeutics (1)	100	1
Repligen (1)	90	3
Retrophin (1)	100	2
Rigel Pharmaceuticals (1)	200	1
SAGE Therapeutics (1)	40	2
Sangamo BioSciences (1)	200	2
Sarepta Therapeutics (1)	120	5
Seres Therapeutics (1)	20	1
Sorrento Therapeutics (1)	100	1
Spark Therapeutics (1)	20	1
Spectrum Pharmaceuticals (1)	200	1
Stemline Therapeutics (1)	100	1
Synergy Pharmaceuticals (1)	300	2
Synta Pharmaceuticals (1)	300	—

TESARO (1)	60	3
TG Therapeutics (1)	100	1
Threshold Pharmaceuticals (1)	200	—
Trevena (1)	100	1
TrovaGene (1)	100	1
Ultragenyx Pharmaceutical (1)	100	11
Vanda Pharmaceuticals (1)	100	1
Verastem (1)	100	—
Versartis (1)	100	1
Xencor (1)	100	1
XOMA (1)	300	—
Zafgen (1)	100	1
ZIOPHARM Oncology (1)	300	2
		285

Health Care Equipment & Supplies 3.5%

Abaxis	60	3
Abiomed (1)	110	10
Accuray (1)	200	1
Analogic	30	2
Angiodynamics (1)	100	1
Anika Therapeutics (1)	40	1
Antares Pharma (1)	400	—
Atricure (1)	70	2
Atrion	4	1
Cantel Medical	90	6
Cardiovascular Systems (1)	100	1
Cerus (1)	300	2
ConMed	70	3
Corindus Vascular Robotics (1)	100	—
CryoLife	100	1
Cynosure, Class A (1)	60	3
Endologix (1)	200	2
GenMark Diagnostics (1)	100	1

Glaukos (1)	20	—
Globus Medical, Class A (1)	180	5
Greatbatch (1)	70	4
Haemonetics (1)	130	4
Halyard Health (1)	120	4
HeartWare International (1)	40	2
ICU Medical (1)	40	4
Inogen (1)	40	2
Insulet (1)	150	6
Integra LifeSciences Holdings (1)	70	5
Invacare	100	2
InVivo Therapeutics Holdings (1)	100	1
iRadimed (1)	10	—
K2M Group Holdings (1)	50	1
LDR Holding (1)	70	2
LivaNova (1)	110	7
Masimo (1)	110	5
Meridian Bioscience	100	2
Merit Medical Systems (1)	100	2
Natus Medical (1)	90	4
Neogen (1)	100	6
Nevro (1)	40	3
Novocure (1)	30	1
NuVasive (1)	120	6
NxStage Medical (1)	200	4
OraSure Technologies (1)	100	1
Orthofix International (1)	50	2
Oxford Immunotec Global (1)	100	1
Penumbra (1)	10	1
Quidel (1)	100	2
Rockwell Medical (1)	100	1
RTI Surgical (1)	100	—
Spectranetics (1)	100	1
Staar Surgical (1)	100	1

Steris (1)	220	17
SurModics (1)	30	1
TransEnterix (1)	100	—
Unilife (1)	300	—
Utah Medical Products	10	1
Vascular Solutions (1)	40	1
West Pharmaceutical Services	180	11
Wright Medical (1)	230	6
Zeltiq Aesthetics (1)	80	2
		171

Health Care Providers & Services 2.4%

AAC Holdings (1)	20	—
Aceto	80	2
Addus HomeCare (1)	20	—
Adeptus Health, Class A (1)	20	1
Air Methods (1)	100	4
Almost Family (1)	20	1
Amedisys (1)	70	3
AMN Healthcare Services (1)	120	4
AmSurg, Class A (1)	140	11
Bioscrip (1)	200	—
BioTelemetry (1)	100	1
Capital Senior Living (1)	100	2
Chemed	40	6
Civitas Solutions (1)	30	1
CorVel (1)	20	1
Cross Country Healthcare (1)	100	2
Diplomat Pharmacy (1)	90	3
Ensign Group	140	3
Examworks (1)	110	3
Five Star Quality Care (1)	100	—
Genesis Healthcare, Class A (1)	100	—
Hanger (1)	100	2

HealthEquity (1)	90	2
HealthSouth	230	8
Healthways (1)	100	1
Kindred Healthcare	200	2
Landauer	20	1
LHC Group (1)	30	1
Magellan Health (1)	70	4
Molina Healthcare (1)	100	6
National HealthCare	30	2
Nobilis Health (1)	100	—
Owens & Minor	160	6
PharMerica (1)	80	3
Providence Service (1)	40	2
RadNet (1)	100	1
Select Medical Holdings	300	4
Surgery Partners (1)	50	1
Surgical Care Affiliates (1)	60	2
Team Health Holdings (1)	180	8
Triple-S Management, Class B (1)	60	1
U.S. Physical Therapy	30	2
Universal American	100	1
WellCare Health Plans (1)	110	9
		117

Health Care Technology 0.5%

Castlight Health (1)	100	—
Computer Programs & Systems	30	1
HealthStream (1)	70	2
HMS Holdings (1)	230	3
MedAssets (1)	160	5
Medidata Solutions (1)	140	7
Omnicell (1)	90	3
Press Ganey Holdings (1)	30	1
Quality Systems	100	2

Vocera Communications (1)	100	1
		25
Life Sciences Tools & Services 0.6%		
Accelerate Diagnostics (1)	100	2
Affymetrix (1)	200	2
Albany Molecular Research (1)	100	2
Cambrex (1)	80	4
Fluidigm (1)	100	1
Harvard Bioscience (1)	100	—
INC Research Holdings (1)	30	1
Luminex (1)	100	2
NeoGenomics (1)	100	1
Pacific Biosciences of California (1)	200	3
Parexel International (1)	140	10
PRA Health Sciences (1)	50	2
Sequenom (1)	300	1
		31
Pharmaceuticals 1.8%		
Aclaris therapeutics (1)	20	1
Aerie Pharmaceuticals (1)	50	1
Alimera Sciences (1)	100	—
Amphastar Pharmaceuticals (1)	100	1
ANI Pharmaceuticals (1)	20	1
Aratana therapeutics (1)	100	1
Biodelivery Sciences International (1)	100	—
Catalent (1)	210	5
Cempra (1)	80	2
Collegium Pharmaceutical (1)	20	1
Corcept Therapeutics (1)	200	1
Depomed (1)	200	4
Dermira (1)	40	1
DURECT (1)	300	1

Endocyte (1)	100	—
Foamix Pharmaceuticals (1)	100	1
Heska (1)	20	1
Impax Laboratories (1)	180	8
Intersect ENT (1)	40	1
Intra-Cellular Therapies (1)	70	4
Lannett (1)	70	3
Medicines Company (1)	170	6
Nektar Therapeutics (1)	300	5
Omeros (1)	100	2
Pacira Pharmaceuticals (1)	90	7
Pernix Therapeutics Holdings (1)	100	—
Phibro Animal Health	40	1
POZEN (1)	100	1
Prestige Brands (1)	130	7
Relypsa (1)	80	2
Revance therapeutics (1)	40	1
Sagent Pharmaceuticals (1)	100	2
SciClone Pharmaceuticals (1)	100	1
Sucampo Pharmaceuticals, Class A (1)	100	2
Supernus Pharmaceuticals (1)	100	1
Teligent (1)	100	1
Tetraphase Pharmaceuticals (1)	100	1
Therapeutics MD (1)	300	3
Theravance	200	2
Theravance Biopharma (1)	100	2
VIVUS (1)	300	—
XenoPort (1)	200	1
Zogenix (1)	100	1
		87
Total Health Care		716

INDUSTRIALS & BUSINESS SERVICES 10.6%

Aerospace & Defense 1.3%

AAR	90	2
Aerojet Rocketdyne Holdings (1)	200	3
Aerovironment (1)	50	1
American Science Engineering	20	1
Astronics (1)	60	2
Cubic	60	3
Curtiss-Wright	120	8
DigitalGlobe (1)	200	3
Engility Holdings	50	2
Esterline Technologies (1)	80	7
HEICO	50	3
HEICO, Class A	100	5
KEYW Holding (1)	100	1
KLX (1)	140	4
Moog, Class A (1)	100	6
National Presto	10	1
TASER International (1)	140	2
Teledyne Technologies (1)	90	8
Vectrus (1)	30	1
		63

Air Freight & Logistics 0.4%

Air Transport Services Group (1)	100	1
Atlas Air Worldwide (1)	60	3
Echo Global Logistics (1)	100	2
Forward Air	80	3
Hub Group, Class A (1)	90	3
Park Ohio Holdings	20	1
Radiant Logistics (1)	100	—
UTi Worldwide (1)	200	1

XPO Logistics (1)	180	5
		19
Airlines 0.3%		
Allegiant Travel	40	7
Hawaiian Airlines (1)	120	4
Republic Airways (1)	100	1
SkyWest	100	2
Virgin America (1)	60	2
		16
Building Products 0.8%		
AAON	110	3
Advanced Drainage Systems	90	2
American Woodmark (1)	30	2
Apogee Enterprises	80	4
Builders FirstSource (1)	100	1
Continental Building Products (1)	100	2
Gibraltar Industries (1)	80	2
Griffon	100	2
Insteel Industries	50	1
Masonite International (1)	80	5
NCI Building Systems (1)	100	1
Nortek (1)	20	1
Patrick Industries (1)	30	1
PGT (1)	100	1
Ply Gem Holdings (1)	100	1
Quanex Building Products	100	2
Simpson Manufacturing	110	4
Trex (1)	80	3
Universal Forest Products	50	3
		41
Commercial Services & Supplies 1.8%		
ABM Industries	140	4

Acco Brands (1)	300	2
ARC Document Solutions (1)	100	—
Brady, Class A	120	3
Brinks Company	130	4
Casella Waste Systems, Class A (1)	100	1
Ceco Environmental	100	1
Civeo (1)	300	—
Deluxe	130	7
Ennis Business Forms	100	2
Essendant	100	3
G & K Services, Class A	50	3
Healthcare Services	180	6
Herman Miller	150	4
HNI Corporation	110	4
InnerWorkings (1)	100	1
Interface	200	4
Kimball International, Class B	100	1
Knoll	100	2
Matthews International, Class A	80	4
McGrath RentCorp	70	2
Mobile Mini	120	4
MSA Safety	80	3
Multi-Color	30	2
Quad/Graphics	100	1
SP Plus (1)	40	1
Steelcase, Class A	200	3
Team (1)	50	2
Tetra Tech	150	4
UniFirst	40	4
US Ecology	60	2
Viad	50	1
West	130	3
		88

Construction & Engineering 0.7%

Aegion (1)	100	2
Ameresco, Class A (1)	100	1
Argan	30	1
Comfort Systems USA	100	3
Dycom Industries (1)	90	6
EMCOR Group	160	8
Furmanite (1)	100	1
Granite Construction	100	4
Great Lakes Dredge & Dock (1)	200	1
HC2 Holdings (1)	100	1
Mastec (1)	200	3
MYR Group (1)	100	2
NV5 Global (1)	10	—
Orion Marine (1)	100	—
Primoris Services	100	2
Tutor Perini (1)	100	2
		37

Electrical Equipment 0.6%

AZZ	70	4
Encore Wire	50	2
EnerSys	110	6
Enphase Energy (1)	100	—
Franklin Electric	120	3
Fuelcell Energy (1)	100	1
Generac Holdings (1)	180	5
General Cable	100	1
LSI Industries	100	1
Plug Power (1)	500	1
Powell Industries	20	1
PowerSecure International (1)	100	2
Preformed Line Products	10	—

Thermon Group Holdings (1)	100	2
		29
Industrial Conglomerates 0.0%		
Raven Industries	100	2
		2
Machinery 2.2%		
Accuride (1)	100	—
Actuant, Class A	150	4
Alamo	20	1
Albany International	70	3
Altra Industrial Motion	70	2
American Railcar Industries	20	1
Astec Industries	50	2
Barnes Group	140	5
Blount International (1)	100	1
Briggs & Stratton	100	2
CIRCOR International	40	2
Clarcor	130	6
Columbus McKinnon	100	2
Commercial Vehicle Group (1)	100	—
Douglas Dynamics	60	1
EnPro Industries	60	3
ESCO Technologies	70	3
Federal Signal	200	3
Freightcar America	30	1
Global Brass & Copper Holdings	60	1
Gorman-Rupp	50	1
Greenbrier Companies	70	2
Harsco	200	2
Hillenbrand	160	5
Hurco Companies	20	1
Hyster-Yale Materials Handling	20	1

John Bean Technologies	80	4
Kadant	30	1
Lindsay	30	2
Lydall (1)	40	1
Meritor (1)	200	2
Miller Industries	30	1
Mueller Industries	150	4
Mueller Water Products	400	3
Navistar (1)	100	1
NN	100	2
Omega Flex	10	—
Proto Labs (1)	60	4
RBC Bearings (1)	60	4
Rexnord (1)	300	5
Standex International	30	2
Sun Hydraulics	60	2
Tennant	50	3
Titan International	100	—
TriMas (1)	100	2
Wabash National (1)	200	2
Watts Water Technologies, Class A	70	3
Woodward	170	8
		111
Marine 0.2%		
Eagle Bulk Shipping (1)	100	—
GasLog	100	1
Golden Ocean (1)	200	—
Matson	110	5
Navios Maritime Holdings	200	—
Safe Bulkers	100	—
Scorpio Bulkers (1)	75	1
Teekay Tankers, Class A	240	2

Ultrapetrol Bahamas (1)	100	—
		9

Professional Services 1.2%

Acacia Research	100	—
Advisory Board (1)	110	5
Barrett Business	20	1
CBIZ (1)	100	1
CEB	90	6
Exponent	70	3
FTI Consulting (1)	110	4
GP Strategies (1)	30	1
Heidrick & Struggles International	50	1
Hill International (1)	100	—
Huron Consulting Group (1)	60	4
ICF International (1)	50	2
Insperity	50	2
Kelly Services, Class A	100	2
Kforce	60	1
Korn/Ferry	130	4
Navigant Consulting (1)	100	2
On Assignment (1)	130	6
Pendrell (1)	400	—
Resources Connection	100	2
RPX (1)	100	1
Trinet (1)	100	2
TrueBlue (1)	110	3
VSE	10	1
WageWorks (1)	90	4
		58

Road & Rail 0.4%

ArcBest	100	2
Celadon Group	100	1

Heartland Express	100	2
Knight Transportation	160	4
Marten Transport	100	2
PAM Transportation Services (1)	10	—
Roadrunner Transportation Systems (1)	100	1
Saia (1)	100	2
Swift Transportation (1)	200	3
Werner Enterprises	110	3
YRC Worldwide (1)	100	1
		21
Trading Companies & Distributors 0.6%		
Aircastle	200	4
Applied Industrial Technologies	100	4
Beacon Roofing Supply (1)	130	5
BMC Stock Holdings (1)	40	1
DXP Enterprises (1)	30	1
H&E Equipment Services	100	2
Kaman	70	3
Lawson Products (1)	20	—
MRC Global (1)	300	4
Rush Enterprises, Class A (1)	100	2
Tal International	100	2
Textainer Group Holdings	100	1
Univar (1)	100	2
Veritiv (1)	20	1
		32
Transportation Infrastructure 0.1%		
Wesco Aircraft Holdings (1)	200	2
		2
Total Industrials & Business Services		528

INFORMATION TECHNOLOGY 16.0%

Communications Equipment 1.4%

ADTRAN	100	2
Aerohive Networks (1)	100	1
Applied Optoelectronics (1)	40	1
CalAmp (1)	100	2
Calix (1)	100	1
Ciena (1)	320	7
Comtech Telecommunications	40	1
Digi International (1)	100	1
EMCORE (1)	100	1
Extreme Networks (1)	300	1
Finisar (1)	300	4
Harmonic (1)	200	1
Infinera (1)	350	6
InterDigital	90	4
Ixia (1)	200	2
Netgear (1)	80	3
NetScout Systems (1)	240	7
Novatel (1)	100	—
Oclaro (1)	300	1
Plantronics	90	4
Polycom (1)	350	4
Ruckus Wireless (1)	200	2
Shoretel (1)	200	2
Sonus Networks (1)	100	1
Ubiquiti Networks (1)	80	3
ViaSat (1)	110	7
		69

Electronic Equipment, Instruments & Components 2.3%

Anixter International (1)	70	4
AVX	100	1

Badger Meter	40	2
Belden	110	5
Benchmark Electronics (1)	140	3
Checkpoint Systems	100	1
Coherent (1)	60	4
Control4 (1)	100	1
CTS	100	2
Daktronics	100	1
DTS (1)	50	1
ePlus (1)	10	1
Fabrinet (1)	90	2
FARO Technologies (1)	40	1
FEI	110	9
GSI Group (1)	100	1
II-VI (1)	140	3
Insight Enterprises (1)	100	3
InvenSense (1)	200	2
Itron (1)	100	4
Kimball Electronics (1)	100	1
Knowles (1)	200	3
Littelfuse	60	6
Mercury Systems (1)	100	2
Mesa Laboratories	10	1
Methode Electronics	100	3
MTS Systems	40	3
Multi-Fineline Electronix (1)	20	—
Newport (1)	100	2
OSI Systems (1)	50	4
Park Electrochemical	100	1
PC Connection	30	1
Plexus (1)	90	3
RealD (1)	100	1
Rofin-Sinar Technology (1)	70	2
Rogers (1)	50	3

Sanmina (1)	200	4
ScanSource (1)	70	2
Synnex	70	6
Tech Data (1)	90	6
TTM Technologies (1)	200	1
Universal Display (1)	100	5
Vishay Intertechnology	300	4
		115

Internet Software & Services 2.2%

Actua (1)	100	1
Angie's List (1)	100	1
Bankrate (1)	200	3
Bazaarvoice (1)	200	1
Benefitfocus (1)	20	1
Blucora (1)	100	1
Brightcove (1)	100	1
Care.com (1)	100	1
ChannelAdvisor (1)	100	1
Cimpress (1)	80	6
Comscore (1)	90	4
Constant Contact (1)	80	2
Cornerstone OnDemand (1)	140	5
Cvent (1)	60	2
Demandware (1)	90	5
Dhi (1)	100	1
EarthLink Holdings	300	2
Endurance International Group Holdings (1)	200	2
Envestnet (1)	100	3
Everyday Health (1)	100	1
Five9 (1)	100	1
Gogo (1)	150	3
GrubHub (1)	190	5
GTT Communications (1)	100	2

Instructure (1)	10	—
Internap (1)	100	1
Intralinks Holdings (1)	100	1
j2 Global	120	10
Limelight Networks (1)	200	—
Liquidity Services (1)	100	1
LivePerson (1)	100	1
LogMeln (1)	60	4
Marchex, Class B	100	—
Marin Software (1)	100	—
Marketo (1)	90	3
Monster Worldwide (1)	200	1
New Relic (1)	20	1
NIC	200	4
OPOWER (1)	100	1
Q2 Holdings (1)	50	1
QuinStreet (1)	100	—
Quotient Technology (1)	200	1
RealNetworks (1)	100	—
Reis	20	—
RetailMeNot (1)	100	1
Rocket Fuel (1)	100	—
SciQuest (1)	100	1
Shutterstock (1)	50	2
SPS Commerce (1)	40	3
Stamps.com (1)	40	4
TechTarget (1)	100	1
Textura (1)	100	2
TrueCar (1)	100	1
Web.com Group (1)	110	2
WebMD Health (1)	100	5
Wix.com (1)	50	1

XO Group (1)	100	2
		110

IT Services 2.3%

Acxiom (1)	200	4
Blackhawk Network Holdings (1)	140	6
CACI International, Class A (1)	60	6
Cardtronics (1)	110	4
Cass Information Systems	30	2
Ciber (1)	200	1
Convergys	250	6
CSG Systems International	80	3
Datalink (1)	100	1
EPAM Systems (1)	130	10
Euronet Worldwide (1)	130	9
Everi Holdings (1)	200	1
EVERTEC	200	3
Exlservice Holdings (1)	90	4
Forrester Research	30	1
Heartland Payment Systems	90	8
Kratos Defense & Security Solutions (1)	100	—
Lionbridge Technologies (1)	200	1
Luxoft Holding (1)	50	4
Mantech International, Class A	60	2
Maximus	170	10
ModusLink Global Solutions (1)	100	—
MoneyGram International (1)	100	1
Neustar, Class A (1)	140	3
Perficient (1)	100	2
SAIC	120	5
ServiceSource International (1)	200	1
Sykes Enterprises (1)	100	3
Syntel (1)	80	4
TeleTech Holdings	40	1

The Hackett Group	100	2
Travelport Worldwide	300	4
Unisys (1)	100	1
Virtusa (1)	80	3
		116

Semiconductor & Semiconductor Equipment 3.1%

Advanced Energy Industries (1)	110	3
Advanced Micro Devices (1)	1,600	5
Alpha & Omega Semiconductor (1)	100	1
Ambarella (1)	80	4
Amkor Technology (1)	300	2
Applied Micro Circuits (1)	200	1
Axcelis Technologies (1)	300	1
Brooks Automation	200	2
Cabot Microelectronics (1)	60	3
Cavium (1)	140	9
CEVA (1)	50	1
Cirrus Logic (1)	160	5
Cohu	100	1
Diodes (1)	100	2
DSP Group (1)	100	1
Entegris (1)	400	5
Exar (1)	100	1
Fairchild Semiconductor, Class A (1)	300	6
FormFactor (1)	200	2
Inphi (1)	100	3
Integrated Device Technology (1)	380	10
Intersil Holding, Class A	340	4
IXYS	100	1
Kopin (1)	200	1
Lattice Semiconductor (1)	300	2
M/A-COM Technology Solutions Holdings (1)	60	2
Mattson Technology (1)	200	1

MaxLinear, Class A (1)	100	1
Microsemi (1)	240	8
MKS Instruments	140	5
Monolithic Power Systems	100	6
Nanometrics (1)	100	2
NeoPhotonics (1)	100	1
NVE	10	1
Omnivision Technologies (1)	150	4
PDF Solutions (1)	100	1
Photronics (1)	200	3
PMC-Sierra (1)	500	6
Power Integrations	80	4
Rambus (1)	300	3
Rudolph Technologies (1)	100	1
Semtech (1)	200	4
Sigma Designs (1)	100	1
Silicon Laboratories (1)	110	5
Synaptics (1)	90	7
Tessera Technologies	130	4
Ultra Clean (1)	100	1
Ultratech (1)	100	2
Veeco (1)	100	2
Xcerra (1)	100	1
		152

Software 4.1%

A10 Networks (1)	100	1
ACI Worldwide (1)	300	6
American Software	100	1
Aspen Technology (1)	220	8
Avg Technologies (1)	100	2
Blackbaud	120	8
Bottomline Technologies (1)	110	3
BroadSoft (1)	80	3

Callidus Software (1)	100	2
Commvault Systems (1)	120	5
Digimarc (1)	20	1
Digital Turbine (1)	200	—
ebix.com	70	2
Ellie Mae (1)	80	5
EnerNOC (1)	100	—
Epiq Systems	100	1
Fair Isaac	80	8
Fleetmatics (1)	100	5
Gigamon (1)	70	2
Globant (1)	40	1
Glu Mobile (1)	300	1
Guidance Software (1)	100	1
Guidewire Software (1)	180	11
HubSpot (1)	50	3
Imperva (1)	70	4
Infoblox (1)	150	3
Interactive Intelligence (1)	40	1
Jive Software (1)	100	—
Manhattan Associates (1)	190	13
Mentor Graphics	300	6
MicroStrategy (1)	20	4
Mobile Iron (1)	100	—
Model N (1)	100	1
Monotype Imaging Holdings	100	2
Paycom Software (1)	80	3
Paylocity Holding (1)	40	2
Pegasystems	90	2
Progress Software (1)	130	3
Proofpoint (1)	100	6
Pros Holdings (1)	60	1
QAD	30	1
Qlik Technologies (1)	230	7

Qualys (1)	60	2
RealPage (1)	140	3
RingCentral (1)	140	3
Rovi (1)	200	3
Rubicon Project (1)	100	2
Sapiens International	100	1
SeaChange International (1)	100	1
Silver Spring Networks (1)	100	1
Synchronoss Tech (1)	100	4
Take-Two Interactive Software (1)	220	8
Tangoe (1)	100	1
TeleCommunication Systems (1)	100	—
Telenav (1)	100	1
TiVo (1)	300	3
Tyler Technologies (1)	90	16
Vasco Data Security International (1)	100	2
Verint Systems (1)	160	6
VirnetX Holding (1)	100	—
Xura (1)	60	1
Zendesk (1)	140	4
Zixit (1)	100	1
		202

Technology Hardware, Storage & Peripherals 0.6%

Avid Technology (1)	100	1
Cpi Card (1)	50	1
Cray (1)	100	3
Diebold	170	5
Electronics For Imaging (1)	120	6
Imation (1)	100	—
Immersion (1)	100	1
Nimble Storage (1)	100	1
Pure Storage, Class A (1)	90	1
QLogic (1)	200	2

Quantum (1)	500	—
Silicon Graphics International (1)	100	1
Stratasys (1)	130	3
Super Micro Computer (1)	90	2
Violin Memory (1)	200	—
		27
Total Information Technology		791

MATERIALS 3.2%

Chemicals 1.6%

A. Schulman	80	3
American Vanguard	100	1
Axiall	200	3
Balchem	80	5
Calgon Carbon	140	2
Chase	20	1
Chemtura (1)	170	5
Ferro (1)	200	2
Flotek Industries (1)	140	2
FutureFuel	100	1
H.B. Fuller	130	5
Hawkins	30	1
Innophos	50	1
Innospec	60	3
Intrepid Potash (1)	100	—
Koppers (1)	100	2
Kraton Performance Polymers (1)	100	2
Kronos Worldwide	100	1
LSB Industries (1)	100	1
Minerals Technologies	90	4
Olin	400	7
OMNOVA Solutions (1)	100	1
PolyOne	230	7

Quaker Chemical	30	2
Rayonier Advanced Materials	100	1
Rentech (1)	100	—
Senomyx (1)	100	—
Sensient Technologies	120	8
Stepan, Common	50	3
Trecora Resources (1)	100	1
Tredegar	100	1
Trinseo (1)	30	1
Tronox	200	1
		78
Construction Materials 0.1%		
Headwaters (1)	200	3
Summit Materials, Class A	100	2
US Concrete (1)	40	2
		7
Containers & Packaging 0.3%		
AEP Industries (1)	10	1
Berry Plastics (1)	310	11
Greif	80	3
Multi Packaging Solutions International (1)	60	1
Myers Industries	100	1
		17
Metals & Mining 0.6%		
AK Steel (1)	500	1
Carpenter Technology	130	4
Century Aluminum (1)	100	—
Cliffs Natural Resources (1)	400	1
Coeur Mining (1)	400	1
Commercial Metals	300	4
Ferroglobe	200	2
Haynes International	30	1

Hecla Mining	1,000	2
Horsehead Holding (1)	200	—
Kaiser Aluminum	40	3
Materion	50	1
Real Industry (1)	100	1
Schnitzer Steel, Class A	100	1
Stillwater Mining (1)	300	3
SunCoke Energy	200	1
TimkenSteel	100	1
Worthington Industries	120	4
		31
Paper & Forest Products 0.6%		
Boise Cascade (1)	100	3
Clearwater Paper (1)	50	2
Deltic Timber	30	2
Glatfelter	100	2
Kapstone Paper & Packaging	220	5
Louisiana Pacific (1)	400	7
Neenah Paper	40	3
Schweitzer-Mauduit International	80	3
Wausau Paper	100	1
		28
Total Materials		161
TELECOMMUNICATION SERVICES 0.8%		
Diversified Telecommunication Services 0.7%		
8x8 (1)	200	2
Atlantic Tele Network	30	2
Cincinnati Bell (1)	500	2
Cogent Communications Holdings	120	4
Consolidated Communications	130	3
FairPoint Communications (1)	100	1

General Communication, Class A (1)	100	2
Globalstar (1)	1,200	2
Hawaiian Telcom Holdco (1)	30	1
inContact (1)	200	2
Inteliquent	100	2
Intelsat (1)	100	—
Iridium Communications (1)	200	2
Lumos Networks (1)	100	1
ORBCOMM (1)	200	1
pdvWireless (1)	30	1
Vonage Holdings (1)	500	3
Windstream Holdings	300	2
		33
Wireless Telecommunication Services 0.1%		
Boingo Wireless (1)	100	1
Shenandoah Telecomm	60	2
Spok Holdings	100	2
		5
Total Telecommunication Services		38
UTILITIES 3.3%		
Electric Utilities 1.1%		
ALLETE	130	7
Cleco	160	8
El Paso Electric	100	4
Empire District Electric	110	3
IdaCorp	130	9
MGE Energy	100	5
Otter Tail	100	3
PNM Resources	200	6
Portland General Electric	230	8

Unitil	40	1
		54
Gas Utilities 1.2%		
Chesapeake Utilities	40	2
Laclede Gas	110	6
New Jersey Resources	220	7
Northwest Natural Gas	70	4
ONE Gas	140	7
Piedmont Natural Gas	200	11
South Jersey Industries	200	5
Southwest Gas	120	7
Washington Gas Light	130	8
		57
Independent Power & Renewable Electricity Producers 0.4%		
Abengoa Yield	100	2
Atlantic Power	300	1
Dynegy (1)	300	4
NRG Yield, Class A	100	1
NRG Yield, Class C	200	3
Ormat Technologies	100	3
Pattern Energy	140	3
Talen Energy (1)	200	1
TerraForm Global, Class A	100	1
Vivint Solar (1)	100	1
		20
Multi-Utilities 0.4%		
Avista	160	6
Black Hills	120	6
NorthWestern	120	6
		18

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

T. Rowe Price Index Trust, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Small-Cap Index Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund is available for investment only by mutual funds and college savings plans managed by T. Rowe Price Associates, Inc., or its affiliates and is not available for direct purchase by members of the public. The fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization U.S. stocks. The fund has two classes of shares: the Small-Cap Index Fund original share class, referred to in this report as the Investor Class, offered since December 9, 2015, and the Small-Cap Index Fund–I Class (I Class), also offered since December 9, 2015. I Class shares generally are available only to investors meeting a $1,000,000 minimum investment or certain other criteria. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Income distributions are declared and paid by each class annually. Capital gain distributions, if any, are generally declared and paid by the fund annually.

Class Accounting Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to both classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.

New Accounting Guidance In May 2015, FASB issued ASU No. 2015-07, Fair Value Measurement (Topic 820), Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). The ASU removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient and amends certain disclosure requirements for such investments. The ASU is effective for interim and annual reporting periods beginning after December 15, 2015. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 - VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market. Debt securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2015:

There were no material transfers between Levels 1 and 2 during the period ended December 31, 2015.

NOTE 3 - DERIVATIVE INSTRUMENTS

During the period ended December 31, 2015, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover its settlement obligations under open derivative contracts.

The fund values its derivatives at fair value, as described in Note 2, and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. As of December 31, 2015, the fund held equity futures with cumulative unrealized gain of $6,000; the value reflected on the accompanying Statement of Assets and Liabilities is the related unsettled variation margin.

Additionally, during the period ended December 31, 2015, the fund recognized $10,000 of realized loss on Futures and a $6,000 change in unrealized gain/loss on Futures related to its investments in equity derivatives; such amounts are included on the accompanying Statement of Operations.

Counterparty Risk and Collateral The fund invests in exchange-traded or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount equal to a certain percentage of the contract value (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearing broker, in its sole discretion, may adjust the margin requirements applicable to the fund.

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash and currencies posted by the fund are reflected as cash deposits in the accompanying financial statements and generally are restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. As of December 31, 2015, securities valued at $30,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

Futures Contracts The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts as an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, or to reduce transaction costs. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset, and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the period ended December 31, 2015, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 0% and 12% of net assets.

NOTE 4 - OTHER INVESTMENT TRANSACTIONS

Purchases and sales of portfolio securities other than short-term securities aggregated $4,470,000 and $40,000 respectively, for the period ended December 31, 2015.

NOTE 5 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances.

Distributions during the period ended December 31, 2015, totaled $7,000 and was characterized as ordinary income for tax purposes. At December 31, 2015, the tax-basis cost of investments and components of net assets were as follows:

The difference between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable to the realization of gains/losses on passive foreign investment companies and/or certain open derivative contracts for tax purposes. The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. All or a portion of the capital loss carryforwards may be from losses realized between November 1 and the fund’s fiscal year-end, which are deferred for tax purposes until the subsequent year but recognized for financial reporting purposes in the year realized.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.14% of the fund’s average daily net assets. The fee is computed daily and paid monthly.

The Investor Class is also subject to a contractual expense limitation through April 30, 2018. During the limitation period, Price Associates is required to waive its management fee or pay any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the class’s ratio of annualized total expenses to average net assets (expense ratio) to exceed its expense limitation of 0.34%. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s expense ratio to exceed its expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

The I Class is also subject to an operating expense limitation (I Class limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees, interest, borrowing-related expenses, taxes, brokerage commissions, and extraordinary expenses, to the extent such operating expenses, on an annualized basis, exceed 0.05% of average net assets. This agreement will continue until April 30, 2018, and may be renewed, revised or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses to exceed the I Class limit. However, no repayment will be made more than three years after the date of a payment or waiver.

Pursuant to these agreements, $34,000 of expenses were waived/paid by Price Associates during the period and remain subject to repayment by the fund.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the period ended December 31, 2015, expenses incurred pursuant to these service agreements were $6,000 for Price Associates and less than $1,000 for T. Rowe Price Services, Inc. The total amount payable at period-end pursuant to these service agreements is reflected as Due to Affiliates in the accompanying financial statements.

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

As of December 31, 2015, T. Rowe Price Group, Inc., or its wholly owned subsidiaries owned 475,000 shares of the Investor Class, and 25,000 shares of the I Class, aggregating 100% of the fund’s net assets.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of T. Rowe Price Index Trust, Inc. and
Shareholders of T. Rowe Price Small-Cap Index Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Small-Cap Index Fund (one of the portfolios comprising T. Rowe Price Index Trust, Inc., hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations, the changes in its net assets and the financial highlights for the period December 9, 2015 (date of Fund’s inception) through December 31, 2015, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers, and confirmation of the underlying fund by correspondence with the transfer agent, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
February 17, 2016

Tax Information (Unaudited) for the Tax Year Ended 12/31/15

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund’s distributions to shareholders included less than $1,000 from short-term capital gains.

For taxable non-corporate shareholders, $3,000 of the fund’s income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.

For corporate shareholders, $3,000 of the fund’s income qualifies for the dividends-received deduction.

Information on Proxy Voting Policies, Procedures, and Records

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our website, troweprice.com. To access it, click on the words “Social Responsibility” at the top of our corporate homepage. Next, click on the words “Conducting Business Responsibly” on the left side of the page that appears. Finally, click on the words “Proxy Voting Policies” on the left side of the page that appears.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through our website, follow the above directions to reach the “Conducting Business Responsibly” page. Click on the words “Proxy Voting Records” on the left side of that page, and then click on the “View Proxy Voting Records” link at the bottom of the page that appears.

How to Obtain Quarterly Portfolio Holdings

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 100 F St. N.E., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

About the Fund’s Directors and Officers

Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. At least 75% of the Board’s members are independent of T. Rowe Price Associates, Inc. (T. Rowe Price), and its affiliates; “inside” or “interested” directors are employees or officers of T. Rowe Price. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.

Independent Directors

Name
(Year of Birth)
Year Elected*
[Number of T. Rowe Price	Principal Occupation(s) and Directorships of Public Companies and
Portfolios Overseen]	Other Investment Companies During the Past Five Years

William R. Brody, M.D., Ph.D.	President and Trustee, Salk Institute for Biological Studies (2009 to
(1944)	present); Director, BioMed Realty Trust (2013 to present); Director,
2009	Novartis, Inc. (2009 to 2014); Director, IBM (2007 to present)
[181]

Anthony W. Deering	Chairman, Exeter Capital, LLC, a private investment firm (2004 to
(1945)	present); Director, Brixmor Real Estate Investment Trust (2012 to
2001	present); Director and Advisory Board Member, Deutsche Bank
[181]	North America (2004 to present); Director, Under Armour (2008 to present); Director, Vornado Real Estate Investment Trust (2004
to 2012)

Bruce W. Duncan	President, Chief Executive Officer, and Director, First Industrial
(1951)	Realty Trust, an owner and operator of industrial properties
2013	(2009 to present); Chairman of the Board (2005 to present) and
[181]	Director (1999 to present), Starwood Hotels & Resorts, a hotel and leisure company

Robert J. Gerrard, Jr.	Chairman of the Compensation Committee and Director, Syniverse
(1952)	Holdings, Inc., a provider of wireless voice and data services for
2012	telecommunications companies (2008 to 2011); Advisory Board
[181]	Member, Pipeline Crisis/Winning Strategies, a collaborative working to improve opportunities for young African Americans (1997
to present)

Paul F. McBride	Former Company Officer and Senior Vice President, Human
(1956)	Resources and Corporate Initiatives, Black & Decker Corporation
2013	(2004 to 2010)
[181]

Cecilia E. Rouse, Ph.D.	Dean, Woodrow Wilson School (2012 to present); Professor and
(1963)	Researcher, Princeton University (1992 to present); Director, MDRC,
2012	a nonprofit education and social policy research organization
[181]	(2011 to present); Member, National Academy of Education (2010 to present); Research Associate, National Bureau of Economic
Research’s Labor Studies Program (2011 to present); Member,
President’s Council of Economic Advisers (2009 to 2011); Chair
of Committee on the Status of Minority Groups in the Economic
Profession, American Economic Association (2012 to present)

John G. Schreiber	Owner/President, Centaur Capital Partners, Inc., a real estate
(1946)	investment company (1991 to present); Cofounder and Partner,
2001	Blackstone Real Estate Advisors, L.P. (1992 to present); Director,
[181]	General Growth Properties, Inc. (2010 to 2013); Director, Blackstone
Mortgage Trust, a real estate financial company (2012 to present);
Director and Chairman of the Board, Brixmor Property Group, Inc.
(2013 to present); Director, Hilton Worldwide (2013 to present);
Director, Hudson Pacific Properties (2014 to present)

Mark R. Tercek	President and Chief Executive Officer, The Nature Conservancy
(1957)	(2008 to present)
2009
[181]

*Each independent director serves until retirement, resignation, or election of a successor.

Inside Directors

Name
(Year of Birth)
Year Elected*
[Number of T. Rowe Price	Principal Occupation(s) and Directorships of Public Companies and
Portfolios Overseen]	Other Investment Companies During the Past Five Years

Edward C. Bernard	Director and Vice President, T. Rowe Price; Vice Chairman of the
(1956)	Board, Director, and Vice President, T. Rowe Price Group, Inc.;
2006	Chairman of the Board, Director, and President, T. Rowe Price
[181]	Investment Services, Inc.; Chairman of the Board and Director,
T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price
Services, Inc.; Chairman of the Board, Chief Executive Officer,
Director, and President, T. Rowe Price International and T. Rowe
Price Trust Company; Chairman of the Board, all funds

Brian C. Rogers, CFA, CIC	Chief Investment Officer, Director, and Vice President, T. Rowe Price;
(1955)	Chairman of the Board, Chief Investment Officer, Director, and Vice
2006	President, T. Rowe Price Group, Inc.; Vice President, T. Rowe Price
[127]	Trust Company

*Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Year of Birth)
Position Held With Index Trust	Principal Occupation(s)

E. Frederick Bair, CFA, CPA (1969)	Vice President, T. Rowe Price, T. Rowe Price
President	Group, Inc., and T. Rowe Price Trust Company

Darrell N. Braman (1963)	Vice President, Price Hong Kong, Price
Vice President	Singapore, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price International, T. Rowe Price
Investment Services, Inc., and T. Rowe Price
Services, Inc.

John R. Gilner (1961)	Chief Compliance Officer and Vice President,
Chief Compliance Officer	T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Investment
Services, Inc.

Dominic Janssens (1965)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company

Paul J. Krug, CPA (1964)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company

Patricia B. Lippert (1953)	Assistant Vice President, T. Rowe Price and
Secretary	T. Rowe Price Investment Services, Inc.

Catherine D. Mathews (1963)	Vice President, T. Rowe Price, T. Rowe Price
Treasurer and Vice President	Group, Inc., and T. Rowe Price Trust Company

David Oestreicher (1967)	Director, Vice President, and Secretary, T. Rowe
Vice President	Price Investment Services, Inc., T. Rowe
Price Retirement Plan Services, Inc., T. Rowe
Price Services, Inc., and T. Rowe Price Trust
Company; Chief Legal Officer, Vice President,
and Secretary, T. Rowe Price Group, Inc.; Vice
President and Secretary, T. Rowe Price and
T. Rowe Price International; Vice President,
Price Hong Kong and Price Singapore

John W. Ratzesberger (1975)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company;
formerly, North American Head of Listed
Derivatives Operation, Morgan Stanley
(to 2013)

Deborah D. Seidel (1962)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., T. Rowe Price Investment Services,
Inc., and T. Rowe Price Services, Inc.

Neil Smith (1972)	Vice President, Price Hong Kong, Price
Vice President	Singapore, T. Rowe Price Group, Inc., and
T. Rowe Price International

Craig A. Thiese (1975)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Ken D. Uematsu, CFA (1969)	Vice President, T. Rowe Price and T. Rowe Price
Executive Vice President	Trust Company

Michael T. Wehn (1984)	Vice President, T. Rowe Price
Vice President

Jeffrey T. Zoller (1970)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	International, and T. Rowe Price Trust Company

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least 5 years.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors/Trustees has determined that Mr. Bruce W. Duncan qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Duncan is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

     (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $2,158,000 and $2,283,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Index Trust, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date February 17, 2016

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date February 17, 2016

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date February 17, 2016